Allowance for Probable Loan Losses (Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest Recognized
Total trouble debt restructuring	$ 7,788	$ 8,158
Period of charge off for past due unsecured commercial loans	90 days
Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	$ 636	1,698
Total impaired loans with no related allowance	12,039	22,202
Unpaid principal balance:
Total impaired loans with an allowance recorded	685	2,330
Total impaired loans with no related allowance recorded	13,255	23,284
Related Allowance	365	772
Average recorded investment:
Total impaired loans with an allowance recorded	645	1,882
Total impaired loans with no related allowance recorded	52,945	65,192
Interest Recognized
Total impaired loans with no related allowance recorded	365	368
Commercial
Interest Recognized
Total trouble debt restructuring	32	35
Commercial | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	510	1,563
Total impaired loans with no related allowance	1,425	7,616
Unpaid principal balance:
Total impaired loans with an allowance recorded	516	2,161
Total impaired loans with no related allowance recorded	1,516	7,730
Related Allowance	249	656
Average recorded investment:
Total impaired loans with an allowance recorded	514	1,741
Total impaired loans with no related allowance recorded	18,794	16,194
Interest Recognized
Total impaired loans with no related allowance recorded	2	3
Commercial Real Estate:Other Construction and Land Development | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	126	135
Total impaired loans with no related allowance	812	1,957
Unpaid principal balance:
Total impaired loans with an allowance recorded	169	169
Total impaired loans with no related allowance recorded	1,133	2,205
Related Allowance	116	116
Average recorded investment:
Total impaired loans with an allowance recorded	131	141
Total impaired loans with no related allowance recorded	1,737	2,151
Commercial Real Estate: Farmland and Commercial | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	1,208	3,509
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,841	4,031
Average recorded investment:
Total impaired loans with no related allowance recorded	22,357	36,632
Commercial Real Estate: Multifamily | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	165	507
Unpaid principal balance:
Total impaired loans with no related allowance recorded	168	538
Average recorded investment:
Total impaired loans with no related allowance recorded	651	565
Residential First Lien
Interest Recognized
Total trouble debt restructuring	5,608	5,947
Residential First Lien | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	6,278	6,244
Unpaid principal balance:
Total impaired loans with no related allowance recorded	6,445	6,386
Average recorded investment:
Total impaired loans with no related allowance recorded	6,988	7,136
Interest Recognized
Total impaired loans with no related allowance recorded	309	305
Residential Junior Lien
Interest Recognized
Total trouble debt restructuring	692	730
Residential Junior Lien | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	692	901
Unpaid principal balance:
Total impaired loans with no related allowance recorded	692	911
Average recorded investment:
Total impaired loans with no related allowance recorded	1,023	976
Interest Recognized
Total impaired loans with no related allowance recorded	42	44
Consumer
Interest Recognized
Total trouble debt restructuring	1,192	1,153
Consumer | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	1,195	1,175
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,196	1,190
Average recorded investment:
Total impaired loans with no related allowance recorded	1,117	1,211
Interest Recognized
Total impaired loans with no related allowance recorded		2
Foreign
Interest Recognized
Total trouble debt restructuring	264	293
Foreign | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	264	293
Unpaid principal balance:
Total impaired loans with no related allowance recorded	264	293
Average recorded investment:
Total impaired loans with no related allowance recorded	278	327
Interest Recognized
Total impaired loans with no related allowance recorded	$ 12	$ 14